UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 98.23%

Aerospace & Defense 0.69%

Curtiss-Wright Corp.	327,691	$11,404
ITT Corp.	116,000	6,219

Total		17,623

Auto Components 2.39%

Lear Corp.*	207,500	16,465
WABCO Holdings, Inc.*	1,499,400	44,862

Total		61,327

Biotechnology 0.64%

Onyx Pharmaceuticals, Inc.*	539,188	16,327

Building Products 0.62%

Simpson Manufacturing Co., Inc.	455,000	12,631
Universal Forest Products, Inc.	89,110	3,433

Total		16,064

Capital Markets 3.22%

Jefferies Group, Inc.	585,000	13,847
Lazard Ltd. Class A	1,477,100	52,732
Raymond James Financial, Inc.	602,400	16,108

Total		82,687

Chemicals 1.10%

Celanese Corp. Series A	346,000	11,020
Olin Corp.	885,000	17,364

Total		28,384

Commercial Banks 12.03%

City National Corp.	940,000	50,732
Comerica, Inc.	1,235,300	46,991
Commerce Bancshares, Inc.	535,500	22,030
Cullen/Frost Bankers, Inc.	570,169	31,815
FirstMerit Corp.	574,658	12,395
KeyCorp	5,400,000	41,850
M&T Bank Corp.	480,000	38,102
Signature Bank*	135,107	5,006
SunTrust Banks, Inc.	815,000	21,834
TCF Financial Corp.	1,205,000	19,208
Whitney Holding Corp.	551,700	7,608
Zions Bancorporation	544,684	11,885

Total		309,456

Commercial Services & Supplies 0.69%

Republic Services, Inc.	610,976	17,731

Computers & Peripherals 1.47%

Diebold, Inc.	642,747	20,414
QLogic Corp.*	852,700	17,310

Total		37,724

Containers & Packaging 1.46%

Ball Corp.	474,100	25,307
Greif, Inc. Class A	42,159	2,315
Owens-Illinois, Inc.*	279,500	9,933

Total		37,555

Diversified Telecommunication Services 1.34%

CenturyTel, Inc.	974,000	34,538

Electric: Utilities 0.65%

Northeast Utilities	603,669	16,685

Electrical Equipment 0.99%

AMETEK, Inc.	550,105	22,807
Roper Industries, Inc.	45,900	2,655

Total		25,462

Electronic Equipment, Instruments & Components 1.46%

Trimble Navigation Ltd.*	935,000	26,853
Tyco Electronics Ltd. (Switzerland)(a)	385,600	10,596

Total		37,449

Energy Equipment & Services 2.34%

Halliburton Co.	1,330,000	40,073
Weatherford International Ltd. (Switzerland)*(a)	1,270,000	20,142

Total		60,215

Food Products 0.29%

J.M. Smucker Co. (The)	125,000	7,533

Gas Utilities 2.08%

EQT Corp.	980,400	40,196
Questar Corp.	310,000	13,392

Total		53,588

Health Care Equipment & Supplies 3.41%

Cooper Cos., Inc. (The)	836,110	32,508
DENTSPLY International, Inc.	300,000	10,455
Kinetic Concepts, Inc.*	508,600	24,316
Varian Medical Systems, Inc.*	145,000	8,023
Zimmer Holdings, Inc.*	210,000	12,432

Total		87,734

Health Care Providers & Services 7.54%

AmerisourceBergen Corp.	910,000	26,317
CIGNA Corp.	677,900	24,798
DaVita, Inc.*	410,000	25,994
HealthSouth Corp.*	957,300	17,902
Humana, Inc.*	330,000	15,434
McKesson Corp.	310,000	20,373
Patterson Cos., Inc.	1,603,600	49,792

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2010

Investments	Shares	Value (000)
Health Care Providers & Services (continued)

Universal Health Services, Inc. Class B	375,000	$13,159

Total		193,769

Hotels, Restaurants & Leisure 2.31%

Marriott International, Inc. Class A	986,136	31,083
Starwood Hotels & Resorts Worldwide, Inc.	607,200	28,320

Total		59,403

Household Durables 1.38%

Fortune Brands, Inc.	730,000	35,412

Industrial Conglomerates 1.36%

Tyco International Ltd. (Switzerland)(a)	915,145	35,004

Information Technology Services 3.00%

Fiserv, Inc.*	505,000	25,634
VeriFone Holdings, Inc.*	2,550,000	51,536

Total		77,170

Insurance 2.81%

ACE Ltd. (Switzerland)(a)	220,000	11,506
Aon Corp.	285,000	12,172
Markel Corp.*	40,492	15,171
PartnerRe Ltd.	356,200	28,396
W.R. Berkley Corp.	195,000	5,088

Total		72,333

Internet & Catalog Retail 0.84%

NutriSystem, Inc.	1,210,000	21,550

Machinery 5.03%

Eaton Corp.	685,000	51,902
Kennametal, Inc.	750,000	21,090
Pall Corp.	220,000	8,908
Parker Hannifin Corp.	510,000	33,017
Pentair, Inc.	238,300	8,488
SPX Corp.	90,100	5,975

Total		129,380

Media 3.80%

Interpublic Group of Cos., Inc. (The)*	6,525,000	54,288
Omnicom Group, Inc.	1,121,800	43,537

Total		97,825

Metals & Mining 4.71%

Agnico-Eagle Mines Ltd. (Canada)(a)	409,481	22,796
IAMGOLD Corp. (Canada)(a)	475,152	6,282
Reliance Steel & Aluminum Co.	836,551	41,183
Steel Dynamics, Inc.	1,176,900	20,560
United States Steel Corp.	478,500	30,394

Total		121,215

Multi-Line Retail 2.89%

Big Lots, Inc.*	527,600	19,215
Family Dollar Stores, Inc.	780,000	28,556
J.C. Penney Co., Inc.	401,800	12,926
Nordstrom, Inc.	332,600	13,587

Total		74,284

Multi-Utilities 1.16%

CMS Energy Corp.	1,930,000	29,838

Oil, Gas & Consumable Fuels 5.11%

Cabot Oil & Gas Corp.	415,000	15,272
El Paso Corp.	3,620,000	39,241
EOG Resources, Inc.	135,000	12,547
Forest Oil Corp.*	196,941	5,085
Noble Energy, Inc.	180,000	13,140
Williams Cos., Inc. (The)	2,000,000	46,200

Total		131,485

Pharmaceuticals 4.00%

Mylan, Inc.*	1,911,100	43,401
Warner Chilcott plc Class A (Ireland)*(a)	1,700,000	43,435
Watson Pharmaceuticals, Inc.*	385,000	16,081

Total		102,917

Real Estate Investment Trusts 0.80%

Alexandria Real Estate Equities, Inc.	305,000	20,618

Road & Rail 1.89%

Heartland Express, Inc.	634,297	10,466
Kansas City Southern*	1,057,000	38,232

Total		48,698

Semiconductors & Semiconductor Equipment 3.41%

Analog Devices, Inc.	395,000	11,384
Micron Technology, Inc.*	3,037,377	31,558
National Semiconductor Corp.	1,235,000	17,846
Xilinx, Inc.	1,055,000	26,903

Total		87,691

Software 5.78%

Adobe Systems, Inc.*	900,000	31,833
Autodesk, Inc.*	992,800	29,208
CA, Inc.	990,400	23,245
Intuit, Inc.*	1,221,500	41,946
McAfee, Inc.*	560,000	22,473

Total		148,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2010

Investments	Shares	Value (000)
Specialty Retail 2.82%

American Eagle Outfitters, Inc.	1,433,800	$26,554
Children’s Place Retail Stores, Inc. (The)*	184,816	8,234
Guess?, Inc.	104,200	4,895
PetSmart, Inc.	810,000	25,888
Pier 1 Imports, Inc.*	1,069,900	6,815

Total		72,386

Textiles, Apparel & Luxury Goods 0.11%

Fossil, Inc.*	75,000	2,831

Thrifts & Mortgage Finance 0.61%

Washington Federal, Inc.	766,000	15,565

Total Common Stocks (cost $1,918,579,976)		2,526,161

	Principal Amount (000)

SHORT-TERM INVESTMENT 1.43%

Repurchase Agreement

Repurchase Agreement dated 3/31/2010, Zero Coupon due 4/1/2010 with Fixed Income Clearing Corp. collateralized by $680,000 of Federal Home Loan Mortgage Corp. at 1.875% due 3/8/2013, $13,725,000 of Federal Home Loan Mortgage Corp. at 2.25% due 1/29/2013, $4,070,000 of Federal Home Loan Bank at 2.00% due 2/19/2013 and $17,610,000 of Federal National Mortgage Assoc. at 4.00% due 1/28/2013; value: $37,391,644; proceeds: $36,654,330 (cost $36,654,330)	$36,654	36,654

Total Investments in Securities 99.66% (cost $1,955,234,306)		2,562,815

Other Assets in Excess of Liabilities 0.34%		8,807

Net Assets 100.00%		$2,571,622

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,526,161	$—	$—	$2,526,161
Repurchase Agreement	—	36,654	—	36,654

Total	$2,526,161	$36,654	$—	$2,562,815

*	See Schedule of Investments for values in each industry.

3. FEDERAL TAX INFORMATION

As of March 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,959,679,671

Gross unrealized gain	618,364,664
Gross unrealized loss	(15,229,496)

Net unrealized security gain	$603,135,168

The primary difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

By:	/S/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 25, 2010

By:	/S/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 25, 2010

By:	/S/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2010